Debt (Additional Information) (Details)																		1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 22, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) Days	Jan. 21, 2025 shares	Jan. 02, 2025 USD ($) shares	Dec. 21, 2024 USD ($)	Oct. 08, 2024 USD ($) $ / shares shares	Sep. 23, 2024 USD ($) shares	Sep. 17, 2024 USD ($)	Jul. 16, 2024 $ / shares	Jun. 30, 2024 USD ($)	Jun. 11, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 21, 2023 USD ($) $ / shares shares	Jul. 01, 2023	Jun. 27, 2023 USD ($)	Apr. 30, 2023 USD ($)	Mar. 21, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Oct. 31, 2024 shares	Sep. 20, 2024 USD ($)	Jun. 18, 2024 shares	Feb. 29, 2024 $ / shares shares	Oct. 11, 2023 $ / shares	Sep. 25, 2023 shares
Debt Instrument [Line Items]
Principle amount of issued debt																$ 25,000,000
Loan											$ 100,000,000
Non-Refundable Deposit Amount											$ 10,000,000
Warrant Exercise Price | $ / shares									$ 42		$ 1.2
Commitment Amount											$ 85,000,000
Company Receives The FSF Deposit Period											70 days
Repurchase of warrants																			$ 13,000,000	$ 300,000			$ 300,000	$ 0
Warrant Purchase | shares																							7,142
Endeavor for Liquidated Damages																							$ 20,000,000
Amortization payment				$ 1,100,000
Repayment of debt prinnciple installment																			0	36,700,000			64,200,000	5,000,000
Proceeds from Issuance Initial Public Offering																			$ 7,000,000				7,000,000
Fair Value of the Fee Warrant																							$ 300,000
Debt Instrument Redemption																							The Company had the right, but not the obligation, in its sole discretion, to redeem, upon five business days’ prior written notice to Yorkville (the “Redemption Notice”), all or any portion of the amounts outstanding under the Convertible Debentures; provided that the trading price of the Common Stock is less than the Conversion
Ordinary shares issued | shares											3,250,000		8,500,000						7,585,446				6,951,622				3,250,000			13,562
Payments of debt issuance costs																			$ 71,000	$ 0			$ 4,172,000	380,000
Purchased Revenue Liability Current																			4,358,000				4,115,000	0
Debt, current																			$ 45,673,000				34,876,000	108,429,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number | shares																			812,000
Promissory Notes																			$ 4,479,000				$ 0
Previously Reported [Member]
Debt Instrument [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number | shares																							727
Subsequent Event [Member]
Debt Instrument [Line Items]
Amortization payment				$ 1,100,000
Repayment of debt prinnciple installment																					$ 19,200,000	$ 4,300,000
Subsequent Event [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment																					$ 19,500,000	$ 47,700,000
Penny Warrants [Member]
Debt Instrument [Line Items]
Warrants exercised price | $ / shares													$ 0.01
Maximum [Member]
Debt Instrument [Line Items]
Conversion Price | $ / shares																													$ 70
Minimum [Member]
Debt Instrument [Line Items]
Conversion Price | $ / shares																													$ 17.5
Oramed Note
Debt Instrument [Line Items]
Principle amount of issued debt										$ 10,000,000		$ 101,900,000						$ 101,900,000
Date of Maturity Start																			Sep. 23, 2024
Maturity Date End																			Sep. 30, 2024
Payment to Oramed																										$ 2,000,000
Repurchase of warrants																			$ 300,000
Amortization payment							$ 1,700,000
Repayment of debt prinnciple installment					$ 15,000,000
Proceeds from Issuance Initial Public Offering																			9,578,835				$ 9,578,835
Estimated fair value																			24,900,000				12,200,000	104,100,000
Debt maturity date						Sep. 23, 2024	Mar. 21, 2025
Debt, current																			24,900,000				$ 12,200,000
Maturity Date						Sep. 23, 2024	Mar. 21, 2025
Oramed Note | Maximum [Member]
Debt Instrument [Line Items]
Amortization payment																			20,000,000
Oramed Note | Minimum [Member]
Debt Instrument [Line Items]
Amortization payment																			$ 0
Deferral and Consent under Tranche B Senior Secured Convertible Note [Member]
Debt Instrument [Line Items]
Redemption Premium				100.00%
Debt principal amount				$ 6,250,000
Deferral and Consent under Tranche B Senior Secured Convertible Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Redemption Premium				100.00%
Debt principal amount				$ 6,250,000
Securities Purchase Agreement
Debt Instrument [Line Items]
Principle amount of issued debt																	$ 25,000,000
Conversion Price | $ / shares																	$ 280
Debt instrument, description																							The Yorkville SPA provided that the Convertible Debentures would be issued and sold at a purchase price equal to 96% of the applicable principal amount in three tranches as follows: (i) $10.0 million upon the signing of the Yorkville SPA, which was funded on March 21, 2023; (ii) $7.5 million upon the filing of a registration statement on Form S-1 with the SEC to register the resale by Yorkville of any shares of Common Stock issuable upon conversion of the Convertible Debentures under the Securities Act of 1933, as amended (the “Securities Act”), which was funded on April 11, 2023; and (iii) $7.5 million at the time such registration statement was declared effective by the SEC, which was funded on April 20, 2023.
Debt instrument, interest rate																	7.00%
Debt maturity date																	Dec. 21, 2023						Mar. 15, 2024
Debt Instrument Principal Amount, Percentage																	5.00%
Debt payment terms																							The Company had the option to repay either (i) in cash, with premium equal to 5% in respect of the principal amount of such payment, or (ii) by submitting a notice for an advance under the A&R Yorkville Purchase Agreement, or a series of advances thereunder, or any combination of (i) or (ii) as determined by the Company. In the case of (ii), the proceeds from the shares sold to Yorkville are applied against the outstanding amounts.
Convertible Debentures Issued Percent																	96.00%
Maturity Date																	Dec. 21, 2023						Mar. 15, 2024
Securities Purchase Agreement | First installment [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment													$ 5,000,000
Securities Purchase Agreement | Second Installment [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment													15,000,000
Securities Purchase Agreement | Third Installment [Member]
Debt Instrument [Line Items]
Repayment of debt prinnciple installment													20,000,000
Securities Purchase Agreement | Oramed Note
Debt Instrument [Line Items]
Principle amount of issued debt													101,900,000
Debt instrument, description																			Interest under the Oramed Note accrues at a fluctuating per annum interest rate equal to the sum of (1) the greater of (x) 4% and (y) Term SOFR (as defined in the Oramed Note) and (2) 8.5%, payable in-kind on a monthly basis. Pursuant to the Oramed Note, since the outstanding principal of the Oramed Note was not repaid in full on or prior to March 21, 2024, an exit fee of approximately $3.1 million has been earned with respect to the Oramed Note, which shall be due and payable on the date on which the outstanding principal amount of the Oramed Note is paid in full. Upon the occurrence and during the continuance of an event of default under the Oramed Note, holders of more than 50% of the aggregate unpaid principal amount of the Oramed Notes may elect to accrue interest at a default rate equal to the lesser of (i) Term SOFR plus 15% or (ii) the maximum rate permitted under applicable law. Voluntary prepayments made before the one-year anniversary of the closing date of the Scilex-Oramed SPA must include a make-whole amount equal to 50% of the additional interest that would accrue on the principal amount so prepaid from the date of such prepayment through and including the maturity date. If the Oramed Note is accelerated upon an event of default, repayment is required at a mandatory default rate of 125% of the principal amount (together with 100% of accrued and unpaid interest thereon and all other amounts due in respect of the Oramed Note). The Oramed Note contains mandatory prepayment provisions requiring use of 70% of net cash proceeds from any Cash Sweep Financing (as defined in the Oramed Note) or advances under the ELOCs (as defined in the Oramed Note) to prepay the outstanding principal after the earlier of April 1, 2024 or full repayment of Acceptable Indebtedness (as defined in the Oramed Note).				Interest under the Oramed Note accrues at a fluctuating per annum interest rate equal to the sum of (1) the greater of (x) 4% and (y) Term SOFR (as defined in the Oramed Note) and (2) 8.5%, payable in-kind on a monthly basis.
Estimated fair value																							$ 12,200,000
Debt Repayment Exit Fee													$ 3,100,000
Debt instrument, interest rate													4.00%
Debt maturity date													Mar. 21, 2025
Debt instrument, owned, percentage													50.00%
Debt instrument, default interest rate													15.00%
Debt instrument, percentage of interest accrued on principal amount													50.00%
Debt repayment, percentage of mandatory default rate of principal amount													125.00%
Debt repayment, percentage of mandatory default rate of accrued and unpaid interest													100.00%
Percentage of usage of cash proceeds from cash sweep financing													70.00%
Purchase price for the purchased receivables						$ 5,000,000
Maturity Date													Mar. 21, 2025
Securities Purchase Agreement | Oramed Note | Monthly Basis [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate													8.50%
Securities Purchase Agreement | Oramed Note | First installment [Member]
Debt Instrument [Line Items]
Debt maturity date													Mar. 21, 2025
Maturity Date													Mar. 21, 2025
Securities Purchase Agreement | Oramed Note | Second Installment [Member]
Debt Instrument [Line Items]
Debt maturity date													Dec. 21, 2023
Maturity Date													Dec. 21, 2023
Securities Purchase Agreement | Oramed Note | Third Installment [Member]
Debt Instrument [Line Items]
Debt maturity date													Mar. 21, 2024
Maturity Date													Mar. 21, 2024
Securities Purchase Agreement | Oramed Note | Fourth Installment [Member]
Debt Instrument [Line Items]
Debt maturity date													Jun. 21, 2024
Maturity Date													Jun. 21, 2024
Securities Purchase Agreement | Oramed Note | Five Installment [Member]
Debt Instrument [Line Items]
Debt maturity date													Sep. 21, 2024
Maturity Date													Sep. 21, 2024
Securities Purchase Agreement | Oramed Note | Six Installment [Member]
Debt Instrument [Line Items]
Debt maturity date													Dec. 21, 2024
Maturity Date													Dec. 21, 2024
Satisfaction Agreement [Member]
Debt Instrument [Line Items]
Related Party Transaction, Amounts of Transaction								$ 13,200,000															13,200,000
Gloperba-Elyxyb Royalty Purchase Agreement [Member]
Debt Instrument [Line Items]
Percentage of aggregate net sales		4.00%
No of Calendar Days | Days		60
Gloperba-Elyxyb Royalty Purchase Agreement [Member] | Forecast [Member]
Debt Instrument [Line Items]
Percentage of aggregate net sales		4.00%
No of Calendar Days | Days		60
Option Agreement [Member] | Penny Warrants [Member] | Forecast [Member]
Debt Instrument [Line Items]
Share Repurchase Program, Authorized, Number of Shares | shares																						3,370,000
Warrant Exchange Agreements [Member]
Debt Instrument [Line Items]
Foreign Currency Transaction Loss, before Tax	$ 1,100,000
Warrant Exchange Agreements [Member] | Tranche B Warrants [Member]
Debt Instrument [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number | shares	107,142
Warrant, Exercise Price, Increase | $ / shares	$ 36.4
Warrant Exchange Agreements [Member] | New Tranche B Warrants
Debt Instrument [Line Items]
Warrant Purchase | shares	500,000
Exercise Price Of Common Warrant | $ / shares	$ 40
Warrants and Rights Outstanding																			$ 500,000,000,000
Common Stock [Member]
Debt Instrument [Line Items]
Shares Delivered | shares																			92,857
Common Stock [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Shares Delivered | shares			92,857
Tranche One | Securities Purchase Agreement
Debt Instrument [Line Items]
Principle amount of issued debt																	$ 10,000,000
Tranche Two | Securities Purchase Agreement
Debt Instrument [Line Items]
Principle amount of issued debt																	7,500,000
Tranche Three | Securities Purchase Agreement
Debt Instrument [Line Items]
Principle amount of issued debt																	$ 7,500,000
Tranche B Note [Member]
Debt Instrument [Line Items]
Ordinary shares issued | shares						62,794																			104,848
Tranche B Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Fair value of common shares					$ 2,200,000
A&R Yorkville Purchase Agreement
Debt Instrument [Line Items]
Principle amount of issued debt																15,000,000
Net cash proceeds																$ 14,400,000
Convertible Debentures Repaid																							$ 4,400,000
Common Stock at a conversion price | $ / shares																							$ 280
Outstanding debt instrument																							$ 7,700,000
Change in fair value																							35,000	$ 700,000
Outstanding principal amount																							$ 5,000,000
Ordinary shares issued | shares																							18,069
ATM Sales Agreement [Member]
Debt Instrument [Line Items]
Proceeds from Issuance Initial Public Offering																			$ 1,760,796				$ 1,760,796
Ordinary shares issued | shares																			0	2,637			78,975	0
Oramed Letter Agreement
Debt Instrument [Line Items]
Warrants execiseable | shares													114,286						114,286				114,286
Aggregate purchase of private placement warrants (in Shares) | shares													114,286						114,286				114,286
Warrants execiseable | shares													114,286						114,286				114,286
Oramed Letter Agreement | Oramed Note
Debt Instrument [Line Items]
Date of Maturity Start																							Sep. 23, 2024
Payment to Oramed																										$ 2,000,000
Repurchase of warrants							$ 300,000
Warrant Purchase | shares							4,000,000												4,000,000
Amortization payment							$ 1,700,000
Debt maturity date							Mar. 21, 2025
Maturity Date							Mar. 21, 2025
Oramed Letter Agreement | Oramed Note | Subsequent Event [Member]
Debt Instrument [Line Items]
Date of Maturity Start			Mar. 21, 2025
Maturity Date End			Dec. 31, 2025
Oramed Letter Agreement | Oramed Note | Maximum [Member]
Debt Instrument [Line Items]
Amortization payment																							$ 20,000,000
Oramed Letter Agreement | Oramed Note | Minimum [Member]
Debt Instrument [Line Items]
Amortization payment																							$ 0
Oramed [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Total number of shares granted | shares				71,428
Oramed [Member] | Penny Warrants [Member]
Debt Instrument [Line Items]
Warrants execiseable | shares																			3,130,000
Aggregate purchase of private placement warrants (in Shares) | shares																			3,130,000
Share Repurchase Program, Authorized, Number of Shares | shares																			3,370,000
Warrants execiseable | shares																			3,130,000
Oramed [Member] | Oramed Note
Debt Instrument [Line Items]
Maturity Date End																							Sep. 30, 2024
Oramed [Member] | Option Agreement [Member] | Penny Warrants [Member]
Debt Instrument [Line Items]
Warrant Repurchase Amount	$ 27,000,000
Option Payment Amount	$ 1,500,000
Share Repurchase Program, Authorized, Number of Shares | shares																			3,130,000
Share Repurchase Program, Authorized, Amount																			$ 13,000,000
Oramed [Member] | Option Agreement [Member] | Penny Warrants [Member] | Forecast [Member]
Debt Instrument [Line Items]
Share Repurchase Program, Authorized, Amount																						$ 14,000,000
Oramed [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Fair value of common shares																			1,400,000
Rodman & Renshaw LLC [Member]
Debt Instrument [Line Items]
Warrant Purchase | shares																												168,068
Exercise Price Of Common Warrant | $ / shares																												$ 59.5
Rodman & Renshaw LLC [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Exercise Price Of Common Warrant | $ / shares																												$ 59.5
Rodman & Renshaw LLC [Member] | Tranche B Note [Member]
Debt Instrument [Line Items]
Ordinary shares issued | shares						62,794																			104,848
Scilex Pharma [Member]
Debt Instrument [Line Items]
Total number of shares granted | shares				142,855
Scilex Pharma [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Total number of shares granted | shares				142,855
Scilex Pharma [Member] | Royalty Purchase Agreement [Member]
Debt Instrument [Line Items]
Federal funds purchased, average rate paid						8.00%
Scilex Pharma [Member] | Royalty Purchase Agreement [Member] | Oramed Note
Debt Instrument [Line Items]
Amount paid for purchased receivables						$ 2,500,000
Amount extinguished and reduced						2,500,000
ZTlido Royalty [Member]
Debt Instrument [Line Items]
Purchased Revenue Liability Current		$ 500,000																	1,500,000
Sponsor and Legacy Semnur [Member]
Debt Instrument [Line Items]
Debt maturity date																			$ 134,000
Date of Maturity Start																			Oct. 01, 2025
Maturity Date End																			Mar. 01, 2026
Payment for Contingent Consideration Liability, Operating Activities																			$ 1,100,000
Proceeds from (Repayments of) Notes Payable																			800,000
FutureTech Capital LLC [Member]
Debt Instrument [Line Items]
Debt maturity date																			$ 170,000
Date of Maturity Start																			Oct. 01, 2025
Maturity Date End																			Mar. 01, 2026
Payment for Contingent Consideration Liability, Operating Activities																			$ 340,000
Proceeds from (Repayments of) Notes Payable																			1,000,000
Denali Underwriters [Member]
Debt Instrument [Line Items]
Debt maturity date																			$ 300,000
Date of Maturity Start																			Oct. 01, 2025
Maturity Date End																			Jun. 01, 2026
Debt instrument, default interest rate																			10.00%
Payment for Contingent Consideration Liability, Operating Activities																			$ 350,000
Proceeds from (Repayments of) Notes Payable																			2,700,000
Initial Closing [Member]
Debt Instrument [Line Items]
Non-Refundable Deposit Amount											$ 85,000,000
Company receives the FSF Deposit											$ 15,000,000
Warrant Purchase | shares											24,375,000
Second Closing [Member]
Debt Instrument [Line Items]
Warrant Purchase | shares											4,875,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Principle amount of issued debt																							$ 75,000,000
Termination fees																							0.50%
Facility cap maximum															95.00%
Facility cap minimum															85.00%
Outstanding debt instrument															$ 250,000
Cash on hand																							$ 1,000,000
Outstanding principal amount																								$ 17,000,000
Accounts receivable revolving loan facility in an aggregate amount													$ 30,000,000		$ 30,000,000
Line Of Credit Facility Interest Rate														1.50%
Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Debt maturity date						$ 12,500,000
Senior Secured Convertible Notes [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Warrants exercised price | $ / shares						$ 36.4
Warrant, exercise price, decrease | $ / shares						36.4
Senior Secured Convertible Notes [Member] | Securities Purchase Agreement
Debt Instrument [Line Items]
Conversion Price | $ / shares						36.4
Decrease in common stock at a conversion price | $ / shares						$ 36.4
Proceeds received from purchase agreement						$ 50,000,000
Loss in changes in fair value																			2,600,000				2,600,000
Purchase price for the purchased receivables											$ 5,000,000
Senior Secured Convertible Notes [Member] | Investor Agreement [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Ordinary shares issued | shares						107,142
Senior Secured Convertible Notes [Member] | Royalty Purchase Agreement [Member]
Debt Instrument [Line Items]
Purchased Revenue Liability																							6,800,000
Payments of debt issuance costs																							200,000
Purchased Revenue Liability Current																			$ 14,300				$ 6,800,000
Senior Secured Convertible Notes [Member] | Common Stock [Member] | Securities Purchase Agreement | October Common Warrants [Member]
Debt Instrument [Line Items]
Warrants execiseable | shares						214,284
Aggregate purchase of private placement warrants (in Shares) | shares						214,284
Warrants execiseable | shares						214,284
Senior Secured Convertible Notes [Member] | Common Stock [Member] | Investor Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument Repurchased Face Amount						$ 22,500,000
Senior Secured Convertible Notes [Member] | Tranche B Note [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Warrants exercised price | $ / shares						$ 38.15
Senior Secured Convertible Notes [Member] | Tranche B Note [Member] | Securities Purchase Agreement
Debt Instrument [Line Items]
Conversion Price | $ / shares						$ 38.15
Senior Secured Convertible Notes [Member] | Tranche B Note [Member] | Investor Agreement [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Ordinary shares issued | shares						107,142
Senior Secured Convertible Notes [Member] | Tranche B Note [Member] | Common Stock [Member] | Securities Purchase Agreement | October Common Warrants [Member]
Debt Instrument [Line Items]
Warrants execiseable | shares						214,284
Aggregate purchase of private placement warrants (in Shares) | shares						214,284
Warrants execiseable | shares						214,284
Senior Secured Convertible Notes [Member] | Oramed [Member] | Securities Purchase Agreement | Principal Balance [Member]
Debt Instrument [Line Items]
Reduction of the principal balance						$ 22,500,000
Senior Secured Convertible Notes [Member] | Oramed [Member] | Investor Agreement [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Ordinary shares issued | shares						107,142
Senior Secured Convertible Notes [Member] | Oramed [Member] | Royalty Purchase Agreement [Member]
Debt Instrument [Line Items]
Amount paid for purchased receivables						$ 2,500,000
Amount extinguished and reduced						$ 2,500,000
Senior Secured Convertible Notes [Member] | Oramed [Member] | Tranche B Note [Member] | Investor Agreement [Member] | October Common Warrants [Member]
Debt Instrument [Line Items]
Ordinary shares issued | shares						107,142
Senior Secured Convertible Notes [Member] | Scilex Pharma [Member] | Royalty Purchase Agreement [Member]
Debt Instrument [Line Items]
Paid to royalty investors						$ 2,500,000
Purchase price for the purchased receivables						$ 5,000,000